Fair value measurement	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Fair value measurement

29. Fair value measurement

The main valuation techniques employed in internal models to measure the fair value of the financial instruments as of December 31, 2025 and December 31, 2024 are set out below. The principal inputs into these models are derived from observable market data. The Group did not make any material changes to its valuation techniques and internal models in the years presented.

a) Fair value of financial instruments carried at amortized cost

The following tables show the fair value of the financial instruments carried at amortized cost as of December 31, 2025 and December 31, 2024. The Group has not disclosed the fair value of financial instruments such as compulsory and other deposits at central banks, other receivables, other financial assets at amortized cost, repurchase agreements, deposits from customers and RDB as the carrying amounts are a reasonable approximation of fair value.

	2025				2024
	Carrying amount	Fair value			Carrying amount		Fair value
		Level 1	Level 2	Level 3			Level 1	Level 2	Level 3

Assets
Credit card receivables	18,267,904	-	-	19,333,556	12,259,276		-	-	13,188,240
Loans to customers	9,421,458	-	-	9,834,661	5,321,885		-	-	5,639,873
Compulsory and other deposits at central banks	9,537,788				6,743,336
Other receivables	1,000,683				1,413,443
Other financial assets	148,777				78,483
Securities	3,141,504	1,052,384	2,053,383	-	885,418		544,845	330,745	-
Total	41,518,114	1,052,384	2,053,383	29,168,217	26,701,841		544,845	330,745	18,828,113

Liabilities
Deposits from customers	9,452,342				6,796,826	-
Bank receipt of deposits (RDB)	32,004,825				21,511,844
Bank certificate of deposit (CDB)	467,934	-	467,742	-	546,395		-	545,474	-
Payables to network	13,633,823	-	13,006,159	-	9,333,541		-	8,693,972	-
Borrowings and financing (i)	4,398,216	-	4,406,310	-	1,730,357		-	1,737,303	-
Repurchase agreements	783,837				308,583
Total	60,740,977	-	17,880,211	-	40,227,546		-	10,976,749	-

The valuation approach to specific categories of financial instruments is described below.

i) Fair value models and inputs

Credit cards and payables to network: The fair values of credit card receivables and payables to the network are calculated using the discounted cash flow method. Fair values are determined by discounting the contractual cash flows by the interest rate curve and credit spread. For payables, cash flows are also discounted by the Group's own credit spread.

Loans to customers: Fair value is estimated based on groups of customers with similar risk profiles, using valuation models. The fair value of a loan is determined by discounting the contractual cash flows by the interest rate curve and a credit spread.

Borrowings and financing: Fair value is measured using the discounted cash flow method, with contractual cash flows discounted at the interest rate curve and a spread.

b) Fair value of financial instruments measured at fair value

The following table shows a summary of the fair values, as of December 31, 2025 and 2024, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	2025
	Fair value Level 1	Fair value Level 2	Fair value Level 3	Total

Assets
Cash and cash equivalents
Short-term investments (i)	632,324	19,927	-	652,251

Government bonds
Latin America	11,701,147	-	-	11,701,147

Corporate bonds and other instruments
Certificate of bank deposits	-	216,712	-	216,712
Investment funds	26,722	7,626	36,769	71,117
Time deposit	-	187,683	-	187,683
Notes	-	818,885	-	818,885
Bill of credit (LC)	-	3	-	3
Real estate and agribusiness certificate of receivables	-	7,334	-	7,334
Real estate and agribusiness letter of credit	-	606	-	606
Corporate bonds and debentures	150,159	31,356	4,877	186,392
Equity instrument	-	-	27,120	27,120
Derivatives	288	45,923	34,537	80,748

Liabilities
Derivatives	17,426	48,543	-	65,969
(i)	Includes time deposits, investment funds and CDB balances.

	2024
	Fair value Level 1	Fair value Level 2	Fair value Level 3	Total

Assets
Cash and cash equivalents
Short-term investments (i)	161,094	8,671	-	169,765

Government bonds
Latin America	8,772,236	-	-	8,772,236
North America	177,006	-	-	177,006

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	1,365	-	1,365
Investment funds	86,802	36,615	-	123,417
Time deposit	-	303,970	-	303,970
Notes	-	51,029	-	51,029
Bill of credit (LC)	-	10	-	10
Real estate and agribusiness certificate of receivables	-	9,430	-	9,430
Real estate and agribusiness letter of credit	-	1,283	-	1,283
Corporate bonds and debentures	1,039,320	86,790	-	1,126,110
Equity instrument	-	-	12,900	12,900
Derivatives	219	24,580	50,665	75,464

Liabilities
Derivatives	2,500	29,829	-	32,329
(i)	Includes time deposits, investment funds and CDB balances.

i) Fair value models and inputs

Securities: Securities with high liquidity and quoted prices in the active markets are classified as Level 1. All government bonds and certain corporate bonds are included in Level 1 as these are traded in active markets. For Brazilian securities, fair values are based on prices published by the "Associação Brasileira das Entidades dos Mercados Financeiro e de Capitais" ("Anbima"). For US, Mexico and Colombia bonds, fair values are based on prices published by Bloomberg, Valmer and Precia, respectively. Other corporate bonds and investment fund shares, for which fair values are calculated based on observable data, such as interest rates and interest rate curves are classified as Level 2. The investment funds that used contractual conditions as inputs that are not directly observable in the market are classified as Level 3. The debenture whose issuer has entered judicial reorganization, is classified as Level 3 because its market price is not directly observable under these circumstances.

Derivatives: Exchange-traded derivatives are classified as Level 1 with valuations based on market quotes. Derivatives traded on the Brazilian stock exchange are measured at fair value using B3 quotations. Swaps are valued by discounting future expected cash flows to present values using interest rate curves and are classified as Level 2. Total Return Swaps are also valued by discounting expected cash flows, with the particularity that the equity leg expected cash flow is based on the last observed price, following non-arbitrage principles. Call options and Warrants are valued using internal models with unobservable inputs and premises, and classified as Level 3.

Equity instrument: The fair value of the equity instrument is determined using contractual conditions as inputs that are not directly observable in the market, and therefore classified as Level 3.

c) Reconciliation of fair value measurements in Level 3

The table below shows a reconciliation from the opening to the closing balances for recurring fair value measurements categorized within Level 3 of the fair value hierarchy.

	2025
	Equity instrument	Derivatives	Investment funds	Corporate bonds and debentures	Total

Financial assets at beginning of year	12,900	50,665	—	—	63,565
Acquisitions	10,000	—	36,709	—	46,709
Settlements	—	—	(2,713)	—	(2,713)
Total gains or losses	4,220	(16,128)	3,085	—	(8,823)
In profit or loss	4,220	(16,128)	2,654	—	(9,254)
In OCI	—	—	431	—	431
Transfer in Level 3	—	—	—	4,877	4,877
Effect of changes in exchange rates (OCI)	—	—	(312)	—	(312)
Financial assets at end of year	27,120	34,537	36,769	4,877	103,303

	2024
	Equity instrument	Derivatives	Investment funds	Total

Financial assets at beginning of year	13,199	20	—	13,219
Acquisitions	—	50,635	97,457	148,092
Total gains or losses	(299)	10	81	(208)
In profit or loss	(299)	10	5,933	5,644
In OCI	—	—	(5,852)	(5,852)
Transfer out Level 3 (i)	—	—	(86,028)	(86,028)
Financial assets at end of year	12,900	50,665	—	63,565

	2023
	Equity instrument	Derivatives	Total

Financial assets at beginning of year	22,082	27,908	49,990
Total gains or losses	(8,883)	(27,888)	(36,771)
In profit or loss	(8,883)	(27,888)	(36,771)
Financial assets at end of year	13,199	20	13,219

(i)	In November 2024, the Group obtained control of an investment fund (FIDC) recorded as level 3 in the fair value hierarchy. As a result, the Group began consolidating the assets and liabilities of this fund in these consolidated financial statements.

d) Transfers between levels of the fair value hierarchy

For the year ended on December 31, 2025 there was a transfer in the fair value hierarchy level of debentures from Level 1 to Level 3, considering the Company’s pricing policy. The transfer occurred due to the issuer's entering into judicial reorganization. Securities of issuers facing liquidity issues no longer have an active market. For the years ended on December 31, 2024 and 2023 there were no material transfers of financial instruments between levels.